Goodwill and Other Intangible Assets - Summary of Finite Lived Intangible Assets Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	$ 109
2022	109
2023	109
2024	109
2025	109
Thereafter	85
Total	$ 630	$ 739